Summary of Significant Accounting Policies (Details) - Schedule of condensed balance sheets are reconciled - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 30, 2020
Schedule Of Condensed Balance Sheets Are Reconciled Abstract
Common stock subject to possible redemption as of December 31, 2021	$ 95,412,038
Less:
Public Shares Redeemed	(68,389,195)	$ (80,482,623)
Add:
Remeasurement of carrying value to redemption value	287,769	1,613,356	$ 591,129
Common stock subject to possible redemption as of June 30, 2022	$ 27,310,612	$ 95,412,038